Supplemental cash flow information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure In Entirety of Supplemental Cash Flow Information [Line Items]
Acquisition of property, plant and equipment in trade payables and other current liabilities	$ 3,853	$ 3,292
Acquisition of intangibles in trade payables and other current liabilities	4,195	615
Right-of-use assets obtained through new leases	13,529	20,647
Acquisition of intangible assets with shares	13,686	0
Acquisition of property, plant and equipment with shares	1,147	0
Settlement of borrowings through refinancing	162,833	0
New borrowings through refinancing	169,000	0
Settlement of transaction cost through refinancing	794	0
Sale of joint venture	0	17,950
RSUs
Disclosure In Entirety of Supplemental Cash Flow Information [Line Items]
Settlement of RSUs with shares	$ 2,209	$ 4,613